Organization and Principal Activities - Additional Information (Details)						1 Months Ended						12 Months Ended
	Oct. 28, 2020 USD ($)	Jul. 09, 2020 USD ($)	Apr. 27, 2020 USD ($)	Sep. 27, 2018 shares	Aug. 31, 2018 shares	Sep. 30, 2018 USD ($) shares	Aug. 31, 2018 USD ($) shares	Jul. 31, 2018 USD ($)	Jun. 30, 2018	Apr. 30, 2016 USD ($)	Aug. 31, 2015 USD ($)	Dec. 31, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 28, 2020 CNY (¥)	Jul. 09, 2020 CNY (¥)	Apr. 27, 2020 CNY (¥)	Aug. 02, 2018	Apr. 30, 2018
Subsidiary Or Equity Method Investee [Line Items]
Cash consideration								$ 18,737,426
Cash payments for acquisition of equity interests													$ 4,261,580	$ 14,475,846
Cash payments for acquisition of equity interests outstanding														4,261,580
Xianggui (Shanghai) Biotechnology Co., Ltd. | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Subsidiary Or Equity Method Investee [Line Items]
Percentage of exchange equity interests			60.00%
Percentage of contractual owned			100.00%
Consideration for transfer of equity interests			$ 521,000																¥ 3,400,000
Xianggui (Shanghai) Biotechnology Co., Ltd. | Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Exchange
Subsidiary Or Equity Method Investee [Line Items]
Percentage of exchange equity interests			60.00%
Shanghai Jieshi Technology Co.,Limited | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Subsidiary Or Equity Method Investee [Line Items]
Percentage of exchange equity interests		100.00%
Consideration for transfer of equity interests		$ 153,000																¥ 1,000,000
Shanghai Hengshoutang Health Technology Co., Limited | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Subsidiary Or Equity Method Investee [Line Items]
Percentage of exchange equity interests	70.00%
Consideration for transfer of equity interests	$ 766,000																¥ 5,000,000
Exclusive Technology Consulting and Service Agreement
Subsidiary Or Equity Method Investee [Line Items]
Agreement termination notice period									90 days
Agreement period									10 years
Agreement automatic renewal period									10 years
ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”)
Subsidiary Or Equity Method Investee [Line Items]
Ownership percentage									100.00%			100.00%
Cash consideration						$ 3,475,750		$ 18,737,426
ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”) | August Two Thousand Eighteen Reorganization
Subsidiary Or Equity Method Investee [Line Items]
Cash payments for acquisition of equity interests													9,261,300	6,000,376
Cash payments for acquisition of equity interests outstanding														9,261,300
ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”) | September Two Thousand And Eighteen
Subsidiary Or Equity Method Investee [Line Items]
Cash payments for acquisition of equity interests													$ 89,222	3,386,528
Cash payments for acquisition of equity interests outstanding														$ 89,222
ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”) | Founders
Subsidiary Or Equity Method Investee [Line Items]
Cash consideration							$ 15,261,676
Founders
Subsidiary Or Equity Method Investee [Line Items]
Equity method investment, ownership percentage												8.36%									8.36%
Founders | ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”)
Subsidiary Or Equity Method Investee [Line Items]
Equity method investment, ownership percentage					8.36%		8.36%
ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”)
Subsidiary Or Equity Method Investee [Line Items]
Ownership percentage								97.50%
Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)
Subsidiary Or Equity Method Investee [Line Items]
Equity method investment, ownership percentage								2.50%													8.36%
Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”) | Founders
Subsidiary Or Equity Method Investee [Line Items]
Equity method investment, ownership percentage																				8.36%
Round A Investors
Subsidiary Or Equity Method Investee [Line Items]
Capital contribution from investors											$ 13,081,880					$ 13,081,880
Percentage of exchange equity interests																19.00%
Round A Investors | Founders
Subsidiary Or Equity Method Investee [Line Items]
Equity method investment, ownership percentage																					8.36%
Round B Investors
Subsidiary Or Equity Method Investee [Line Items]
Capital contribution from investors										$ 24,000,000					$ 24,000,000
Percentage of exchange equity interests															12.00%
Class A Ordinary Shares | ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”) | Founders
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues | shares							9,519,000
Class A Ordinary Shares | Founders
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues | shares							9,519,000
Class A Ordinary Shares | Founders | Third Party Investors
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues | shares							8,880,894
Class A Ordinary Shares | Founders | ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”)
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues | shares							9,519,000
Class A Ordinary Shares | Founders | ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”) | Third Party Investors
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues | shares							8,880,894
Class B Ordinary Shares | ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”) | Founders
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues | shares							75,150,400
Class A-1 Ordinary Shares | Round A and Round B Investors
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues | shares					9,519,000
Class A-1 Ordinary Shares | ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”) | Round A and Round B Investors
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues | shares						9,519,000
Class A-2 Ordinary Shares | Round A and Round B Investors
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues | shares				10,817,100
Class A-2 Ordinary Shares | ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”) | Round A and Round B Investors
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues | shares						10,817,000